PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

3.	PROPERTY AND EQUIPMENT
Property and equipment, net consisted of the following at June 30, 2021 and December 31, 2020:

	Estimated Useful Lives	June 30, 2021	December 31, 2020
Plant infrastructure	15 – 39 years	$34,216	$33,944
Miners	5 years	24,146	10,236
Miner facility infrastructure	15 years	13,804	8,791
Land	N/A	300	300
Equipment	5 years	211	211
Software	3 years	186	66
Coal ash impoundment	4 years	2,135	2,135
Construction in process	N/A	4,104	3,989

		79,102	59,672
Less: Accumulated depreciation		(11,756)	(8,986)

		$67,346	$50,686

Total depreciation expense was $1,603 and $2,864 for the three and six months ended June 30, 2021 and was $1,130 and $2,163 for the three and six months ended June 30, 2020, respectively.

3.	PROPERTY AND EQUIPMENT
Property and equipment, net consisted of the following at December 31:

	Estimated Useful Lives	2020	2019
Plant infrastructure	15 – 39 years	$33,944	$31,387
Miners	5 years	$10,236	—
Miner Facility	15 years	8,791	—
Land	N/A	300	300
Equipment	5 years	211	206
Software	3 years	66	66
Coal ash impoundment	4 years	2,135	2,135
Construction in process	N/A	3,989	7,392

		59,672	41,486
Less: Accumulated depreciation		(8,986)	(4,422)

		$50,686	$37,064

Total depreciation
expense was $4,564 and $1,679 for the years ended December 31, 2020 and 2019, respectively.